Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Revenues
Mined ore	$ 26,799	$ 24,820	$ 27,053
Purchased concentrate			5,742
Total Revenues (note 18)	26,799	24,820	32,795
Cost of Sales
Mined ore	(16,038)	(19,150)	(22,975)
Purchased concentrate			(5,891)
Depreciation and depletion (notes 8 and 10)	(4,359)	(3,686)	(3,893)
Total Cost of Sales	(20,397)	(22,836)	(32,759)
Earnings from mining operations	6,402	1,984	36
Financing costs (note 11)	(148)	(554)	(311)
Foreign exchange	(697)	(369)	(125)
Management fees and salaries (note 15)	(1,283)	(1,151)	(1,405)
Office and administration	(598)	(942)	(1,250)
Professional and consulting fees (note 15)	(738)	(1,000)	(781)
Pre exploration costs	(47)		(54)
Shareholder relations	(220)	(297)	(246)
Transfer agent and regulatory fees	(112)	(83)	(112)
Earnings (loss) before taxes and other losses	2,559	(2,412)	(4,248)
Other Losses
Loss on sale of Toiyabe (note 9)	(1,116)
Allowance for receivables (note 8)			(441)
Impairment of Mining Interest, Plant and Equipment (note 8)		(39)	(4,804)
Disposal of Exploration and Evaluation Asset (note 9)			(82)
Total Other Losses	(1,116)	(39)	(5,327)
Earnings (loss) before taxes	1,443	(2,451)	(9,575)
Income tax recovery/ (expense) (note 19)
Deferred	1,449	(1,178)	(2,229)
Earnings (loss) for the year	2,892	(3,629)	(11,804)
Other comprehensive loss
Foreign currency translation differences	(3,916)	1,897	1,601
Comprehensive loss for the year	$ (1,024)	$ (1,732)	$ (10,203)
Basic earnings (loss) per share (Note 17)	$ 0.06	$ (0.07)	$ (0.24)
Diluted earnings (loss) per share (Note 17)	$ 0.06	$ (0.07)	$ (0.24)